Accounts Payable and Accrued Liabilities - Carrying Value of Accounts Payable and Accrued Liabilities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Individual item in other accrued liabilities	Less than 5% of total current liabilities